Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of other assets

		December 31,
	Note	2018	2019
		RMB	RMB

Guaranteed assets	(i)	-	100,304,255
Receivable from sale of loans	(ii)	2,473,559	46,312,256
Equity securities	(iii)	40,010,000	34,010,000
Less: impairment losses		-	-
Amounts due from employees	(iv)	10,126,228	10,026,151
Prepayments		6,741,881	6,850,294
Receivables for realization of collaterals		7,164,458	5,205,818
Receivable from private equity funds
- Principal		21,350,000	-
- Interest		4,523,205	-
Other receivables		956,021	4,814,242
Total		93,345,352	207,523,016

(i)	As described in Note 13, sales partners submit credit risk mitigation positions (or "CRMPs") to the Group as a guarantee for the loans under the collaboration model. When allowance for credit losses is recognized and accrued, the Group will evaluate if the loan loss recovery guaranteed by the CRMPs is probable and estimable. If the loss recovery is probable and estimable, the amount guaranteed by the CRMPs is recognized as guaranteed assets.

(ii)	As mentioned in Note 6(c), the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The transferred loans have been isolated from the Group. There is no constrain on the transferee's rights to pledge or exchange. The Group does not maintain effective control of transferred loans and loan transfers accounted for as sales are the transfer transactions without repurchase agreements.

(iii)	In December 2013, the Group invested 10% of the paid-in capital in Guangzhou Huangpu Ronghe Village Bank Co., Ltd. ("Huangpu Ronghe"). As of December 31, 2018 and 2019, Huangpu Ronghe has paid-in capital of RMB100,000,000, and the Group has invested RMB10,000,000 in Huangpu Ronghe.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital in Guangdong Qingyuan Rural Commercial Bank ("Qingyuan Rural"). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share that is same as the investment cost on September 18, 2019. As of December 31, 2018 and 2019, the Group invested 2.14% and 1.72% of the paid-in capital in Qingyuan Rural. Qingyuan Rural has paid-in capital of RMB1,400,000,000, and the Group has invested RMB30,010,000 and RMB24,010,000 in Qingyuan Rural, respectively.

The Company's equity securities that do not have readily determinable fair values are measured at cost minus impairment and adjusted for changes in observable prices. Factors considered by the Group in determining fair value include, but are not limited to, available financial information, the issuer's ability to meet its current obligations and indications of the issuer's subsequent ability to raise capital. Under the updated standard ASU 2016-01, these investments are accounted for using the measurement alternative. No change in observable price has been identified and no impairment has recorded for the two years of 2018 and 2019.

(iv)	Due from employees mainly include temporary advances to employees for payments of collateral evaluation fee, mortgage handling fee, payments for office supplies, etc. on behalf of the Group.